Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Leasehold Improvements
Significant Accounting Policies [Line Items]
Estimated useful life	The shorter of their lease term or the estimated useful life of the improvements
Computer
Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Furniture and Fixtures
Significant Accounting Policies [Line Items]
Estimated useful life	3 years